Cover Page	3 Months Ended
Mar. 31, 2020
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Accel Entertainment, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	140 Tower Drive
Entity Address, City or Town	Burr Ridge,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60527
City Area Code	630
Local Phone Number	972-2235
Entity Filer Category	Accelerated Filer
Entity Central Index Key	0001698991